EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2022
Employee Benefits
EMPLOYEE BENEFITS

24.	EMPLOYEE BENEFITS

The Company sponsors post-employment benefits, such as retirement plans, medical and dental care, among others for employees in Brazil and subsidiaries located in the Dominican Republic, Barbados, Panama, Uruguay, Bolivia, Argentina and Canada based on employees' salaries and length of service. The entities are governed by the local regulations and practices of each individual country as well as the relationship with the Company’s pension funds and their composition.

Post-employment benefits of retirement are managed through pension funds and are classified as either defined contribution or defined benefit plans.

Defined benefit plans and the other post-employment benefits are not granted to new retirees.

Defined contribution plans

These plans are funded by the participants and the sponsor and are managed by administered pension funds. During 2022, the Company contributed R$82.0 (R$74.1 and R$61.1 during 2021 and 2020) to these funds, which was recorded in expenses. Once the contributions have been paid, the Company has no further payment obligations.

Defined benefit plans

At December 31, 2022, 2021 and 2020 the net liability for defined benefit plans consisted of the following:

	2022	2021	2020
Present value of funded obligations	(5,476.5)	(7,354.3)	(7,582.0)
Fair value of plan assets	4,543.3	5,638.0	5,533.3
Present value of net obligations	(933.2)	(1,716.3)	(2,048.7)
Present value of unfunded obligations	(921.0)	(1,165.4)	(1,195.6)
Present value of net obligations	(1,854.2)	(2,881.7)	(3,244.3)
Asset ceiling	(163.3)	(180.1)	(160.5)
Net liabilities	(2,017.5)	(3,061.8)	(3,404.8)
Other long term employee benefits	(87.1)	(104.3)	(105.5)
Total employee benefits	(2,104.6)	(3,166.1)	(3,510.3)
Employee benefits amount in the balance sheet
Liabilities	(2,161.2)	(3,194.0)	(3,543.9)
Assets	56.6	27.9	33.6
Net liabilities	(2,104.6)	(3,166.1)	(3,510.3)

The changes in the present value of the defined benefit obligations were as follow:

	2022	2021	2020
Defined benefit obligation at January 1	(8,519.7)	(8,777.6)	(6,845.0)
Service costs	(47.0)	(58.0)	(51.4)
Interest costs	(353.2)	(324.3)	(339.4)
Gains and (losses) on settlements or reductions in benefits	3.8	3.6	44.1
Contributions by plan participants	(5.6)	(6.9)	(6.1)
Actuarial gains and (losses) - geographical assumptions	-	52.3	54.5
Actuarial gains and (losses) - financial assumptions	1,333.6	726.8	(443.6)
Experience adjustments	(171.5)	(213.0)	(180.9)
Reclassifications	-	(1.0)	-
Effect of exchange rate fluctuations	787.7	(495.3)	(1,531.7)
Benefits paid	574.4	573.7	521.9
Defined benefit obligation at December, 31	(6,397.5)	(8,519.7)	(8,777.6)

The present value of funded obligations includes R$665.4 at December 31, 2022 (R$603.9 at December 31, 2021 and R$705.0 at December 31, 2020) of two health care plans for which the benefits were provided directly by Fundação Zerrenner. Fundação Zerrenner is a legally distinct entity whose main goal is to provide the Company’s current and retired employees and managers with health care and dental assistance, technical and higher education courses, and to maintain facilities for assisting and helping elderly people, among other matters, either through direct initiatives or through financial assistance agreements with other entities.

The changes in the fair value of plan assets are as follow:

	2022	2021	2020
Fair value of plan assets at January 1	5,638.0	5,533.3	4,582.4
Interest income	262.1	223.9	245.2
Administrative costs	(5.2)	(5.8)	(5.2)
Expected return, excluding interest income	(614.6)	(148.3)	89.4
Contributions by employer	316.0	342.0	306.8
Contributions by plan participants	5.8	7.1	6.3
Exchange differences	(482.6)	263.1	812.1
Transfers	-	-	20.0
Curtailments, settlements and other	(1.8)	(3.6)	(1.8)
Benefits paid, excluding administrative costs	(574.4)	(573.7)	(521.9)
Fair value of plan assets at December, 31	4,543.3	5,638.0	5,533.3

The real return on plan assets generated at December 31, 2022 was a gain/(loss) of R$(352.5) (gain/(loss) of R$75.5 at December 31, 2021).

At December 31, 2022, the Company recorded R$56.6 (R$27.9 at December 31, 2021) up to the asset ceiling not exceeding the present value of future benefits.

The changes in the asset ceiling not exceeding the present value of future benefits are as follow:

	2022	2021	2020
Asset ceiling impact at January 1	27.9	33.6	56.2
Interest income/(expenses)	-	1.3	12.2
Change in asset ceiling excluding amounts included in interest income/(expenses)	30.2	(9.0)	(48.9)
Effects of exchange rate fluctuations	(1.5)	2.0	14.1
Asset ceiling impact at December 31	56.6	27.9	33.6

The income/(expense) recognized in the income statement with regard to defined benefit plans is detailed as follows:

	2022	2021	2020
Current service costs	(47.0)	(58.0)	(51.4)
Administrative costs	(5.2)	(5.8)	(5.2)
(Gains) losses on settlement and curtailment	2.2	1.2	42.6
Income from operations	(50.0)	(62.6)	(14.0)
Financial costs	(107.8)	(115.6)	(117.2)
Total employee benefit expenses	(157.8)	(178.2)	(131.2)

The employee benefit revenue/(expenses) is included in the following line items in the income statement:

	2022	2021	2020
Other operating income/(expenses), net	(0.1)	(0.2)	-
Cost of sales	(26.4)	(33.0)	(28.9)
Sales and marketing expenses	(9.4)	(11.7)	(9.9)
Administrative income/(expenses)	(14.1)	(17.7)	24.8
Financial expense	(107.8)	(115.6)	(117.2)
	(157.8)	(178.2)	(131.2)

The assumptions used in the calculation of the obligations are as follow:

	2022 (i)	2021 (i)	2020 (i)
Discount rate	5.1% to 11.0%	2.9% to 10.0%	2.4% to 10.0%
Inflation	2.0% to 3.5%	2.0% to 3.5%	2.0% to 3.5%
Future salary increases	1.0% to 7.1%	1.0% to 7.1%	1.0% to 7.1%
Future pension increases	2.7% to 3.8%	2.5% to 3.8%	2.0% to 3.8%
Medical cost trend rate	6.4% to 7.1% p.a. reducing to 7.1%	4.2% to 6.9% p.a. reducing to 6.9%	4.5% to 6.9% p.a. reducing to 6.9%
Dental claims trend rate	3.5%	3.3%	3.3%

Life expectancy for an over 65 years old male	84 to 87	85 to 87	84 to 87
Life expectancy for an over 65 years old female	86 to 89	87 to 89	86 to 89

(i)	Includes assumptions in Brazil, Central America and Caribbean, Latin America - South and Canada.

Through its defined benefit pension plans and post-employment medical plans, the Company is exposed to a number of risks, the most significant of which are detailed below:

Asset volatility

The plan liabilities are calculated using a discount rate pegged to high-quality private securities; if plan assets underperform this yield, the Company’s net defined benefit obligation may increase. Most of the Company’s funded plans hold a significant proportion of equities, which are expected to outperform corporate bonds in the long-term while providing volatility and risk in the short-term. As the plans mature, the Company usually reduces the level of investment risk by investing more in assets that better match the liabilities.

Changes in bond yields

A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings.

Inflation risk

Some of the Company’s pension obligations are linked to inflation, and higher inflation will lead to higher liabilities. The majority of the plan’s assets are either unaffected by or only loosely correlated with inflation, meaning that an increase in inflation could potentially increase the Company’s net benefit obligation.

Life expectancy

Most of the plans’ obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the plans’ liabilities.

Investment strategy

In the case of funded plans, the Company ensures that the investment positions are managed within an asset-liability matching (“ALM”) framework to ensure long-term investments that are in line with the Company’s obligations under the pension schemes. Within this framework, the Company’s ALM objective is to match the assets to the pension obligations by investing in long-term fixed interest securities with maturities that match the benefit payments as they fall due and in the appropriate currency.

The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is as follows:

In millions of Brazilian Reais		2022		2021		2020
	Change in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption
Medical cost trend rate	100 bases points	(94.3)	81.8	(114.7)	98.6	(139.4)	118.6
Discount rate	50 bases points	307.9	(328.0)	442.0	(470.3)	461.0	(492.6)
Future salary increase	50 bases points	(17.6)	16.5	(19.8)	18.6	(24.3)	23.3
Longevity	One year	(221.5)	213.5	(287.6)	279.5	(295.6)	287.1

The data presented in these tables are purely hypothetical and are based on changes in individual assumptions holding all other assumptions constant: economic conditions and changes therein always affect the other assumptions at the same time and their effects are not linear. Therefore, the above information is not necessarily a reasonable representation of future results.

The plans assets at December 31, 2022, 2021 and 2020 consisted of the following:

	2022			2021			2020
	Rated	Unrated	Total	Rated	Unrated	Total	Rated	Unrated	Total
Government bonds	43%	-	43%	43%	-	43%	52%	-	52%
Corporate bonds	10%	-	10%	10%	-	10%	6%	-	6%
Equity instruments	15%	-	15%	15%	-	15%	6%	-	6%
Cash	6%	-	6%	6%	-	6%	1%	-	1%
Others	26%	-	26%	26%	-	26%	35%	-	35%

The overall expected rate of return is calculated by weighting the individual rates in accordance with Ambev’s expected share of the total investment portfolio.

Ambev expects to contribute approximately R$309.7 to its defined benefit plans in 2023.